Net Loss Per Share	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Net Loss Per Share
Note 14. Net Loss Per Share
The following table sets forth the computation of basic and diluted net loss per share attributable to common shareholders for the periods presented:

	Three Months Ended December 31,
	2022	2021

	(in thousands, except shares and per share data)
Net loss attributable to common shareholders
Basic and diluted	$(13,042)	$(12,182)
Weighted-average shares outstanding used to compute net loss per share attributable to common shareholders
Basic and diluted	23,912,928	12,072,473
Net loss per share attributable to common shareholders

Basic and diluted	$(0.55)	$(1.01)

The following potentially dilutive securities were excluded from the computation of diluted net loss per share for the periods presented because the impact of including them would have been anti-dilutive:

	Three Months Ended December 31,
	2022	2021
Warrants	16,351,314	2,192,140
Stock options	8,972,709	8,548,746
Convertible preferred shares	—	41,883,053

Total	25,324,023	52,623,939

Warrant, Stock option and Share information is presented in the table above and its accompanying paragraphs as having been converted by the Exchange Ratio as of December 31, 2022 and 2021, as applicable.

MARIADB CORPORATION AB [Member]
Net Loss Per Share
Note 16. Net Loss Per Share
The following table sets forth the computation of basic and diluted net loss per share attributable to common shareholders for the periods presented:

	Year Ended September 30,
	2022	2021
	(in thousands, except shares and per share data)
Net loss attributable to common shareholders
Basic and diluted	$(48,651)	$(25,442)
Weighted-average shares outstanding used to compute net loss per share attributable to common shareholders
Basic and diluted	58,801,357	50,361,879
Net loss per share attributable to common shareholders
Basic and diluted	$(0.83)	$(0.51)
The following potentially dilutive securities were excluded from the computation of diluted net loss per share for the periods presented because the impact of including them would have been anti-dilutive:

	Year Ended September 30,
	2022	2021
Warrants	4,019,757	9,607,720
Stock options	42,764,264	48,263,387
Convertible preferred shares	183,565,242	125,343,885

Total	230,349,263	183,214,992